Stock-holders' Equity and Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in Accumulated other comprehensive income (loss) (“AOCI”) and reclassifications out of AOCI by component includes:

	Year Ended December 31
	2014	2013
	(Dollars in Millions)
Changes in AOCI:
Beginning balance	$(12)	$(90)
Other comprehensive income (loss) before reclassification, net of tax	(247)	124
Amounts reclassified from AOCI	(40)	(46)
Ending balance	$(299)	$(12)

Changes in AOCI by component:
Foreign currency translation adjustments
Beginning balance	$(37)	$11
Other comprehensive (loss) income before reclassification, net of tax	(100)	(11)
Amounts reclassified from AOCI (a)	(1)	(37)
Ending balance	(138)	(37)
Benefit plans
Beginning balance	25	(108)
Other comprehensive income (loss) before reclassification, net of tax (b)	(161)	131
Amounts reclassified from AOCI (c)	(20)	2
Ending balance	(156)	25
Unrealized hedging gains (loss)
Beginning balance	—	7
Other comprehensive income before reclassification, net of tax (d)	14	4
Amounts reclassified from AOCI (e)	(19)	(11)
Ending balance	(5)	—
AOCI ending balance	$(299)	$(12)
(a) Amount included in Other expense in Consolidated Statement of Comprehensive Income.
(b) Net tax benefits of $8 million and $4 million are related to benefit plans for the year ended December 31, 2014 and 2013, respectively.
(c) Amount included in the computation of net periodic pension cost. (See Note 15 Employee retirement benefits for additional details.)
(d) Net tax benefit of $2 million and expense of $3 million are related to unrealized hedging gain (loss) for the year ended December 31, 2014 and 2013, respectively.
(e) Amount is included in Cost of sales in Consolidated Statement of Comprehensive Income.

Schedule of Non-controlling Interests [Table Text Block]
Non-controlling interests in the Visteon Corporation economic entity are as follows:

	December 31
	2014	2013
	(Dollars in Millions)
HVCC	$798	$790
YFVE	118	139
SVAE	39	—
Visteon Interiors Korea, Ltd.	—	22
Other	1	2
Total non-controlling interests	$956	$953